Financial expenses - Additional inforamtion (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Finance Expense [Line Items]
Interest related to the installment payment programs for SMT and disputed mining royalties	$ 38.2	$ 53.6
Interest related to the ITAN				$ 10.4	$ 10.4	$ 10.4
Interest of other taxes related to disputed mining royalty	5.6	2.9
Interest associated with disputed mining royalties		$ 1.2
Interest and interest on penalties associated to disputed mining royalties			$ 218.7
Interest on income tax related to disputed mining royalties			75.7
Interest related to the SMT			51.0
Interest paid on royalty installment payment program			6.1
Deferral interest related to the new royalty installment payment programs			5.3
Interest of amended tax return			1.3
Interest on royalties, interest paid on the royalty installment payment program and interest on royalty penalties			$ 12.1
Interests related to income tax assessment for the year 2013	31.4
Interests related to uncertain income tax treatments (IFRIC 23) associated primarily to tailing dam income tax	13.1
Interests related to SUNAT assessments	$ 8.7